Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001425205
Registrant Name	IOVANCE BIOTHERAPEUTICS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES